Finance Lease Liabilities (Details) - Schedule of minimum lease payments under finance lease agreements - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of minimum lease payments under finance lease agreements [Abstract]
Within 1 year	$ 320,700	$ 701,796
After 1 year but within 5 years	1,440,400	1,074,047
Less: Finance charges	(144,555)	(120,372)
Present value of finance lease liabilities, net	$ 1,616,545	$ 1,655,471